MAINSTAY FUNDS

INITIAL SHARE CLASS

Supplement dated March 28, 2008 (“Supplement”)
to the Statement of Additional Information dated May 1, 2007 (“SAI”)

This Supplement updates certain information contained in the above-dated SAI for Initial Class shares for MainStay VP Series Fund, Inc. (the “Funds”). You may obtain a copy of the Funds’ Prospectus and SAI free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds’ website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Effective today, March 28, 2008, all references to Brian A. Murdock in the SAI are hereby removed; including those references on pages 57, 62 and 63.

Please Retain This Supplement For Your Future Reference.

MAINSTAY FUNDS

SERVICE CLASS SHARES

Supplement dated March 28, 2008 (“Supplement”)
to the Statement of Additional Information dated May 1, 2007 (“SAI”)

This Supplement updates certain information contained in the above-dated SAI for Service Class shares for MainStay VP Series Fund, Inc. (the “Funds”). You may obtain a copy of the Funds’ Prospectus and SAI free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds’ website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Effective today, March 28, 2008, all references to Brian A. Murdock in the SAI are hereby removed; including those references on pages 54, 59 and 60.

Please Retain This Supplement For Your Future Reference.